CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 404	$ 1,341
Unrealized gain (loss) on investment securities:
Reclassification of securities gains recognized in non-interest income	0	(55)
Income tax effect	0	20
Unrealized holding gains (losses) arising during period	(559)	5
Deferred income tax benefit (expense)	203	(3)
Total other comprehensive income (loss)	(356)	(33)
Total comprehensive income	$ 48	$ 1,308